Property, Plant and Equipment, net - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,460,000	$ 8,427,000
Less: accumulated depreciation and amortization	6,700,000	5,656,000
Property, plant and equipment, net	1,760,000	2,771,000
Impairment of property, plant and equipment	88,000	0
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,125,000	1,386,000
Estimated useful life of property, plant and equipment	10 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,090,000	4,040,000
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	2 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	10 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,245,000	$ 3,001,000
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	1 year
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property, plant and equipment	7 years